Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Weighted Average Fair Value Of Stock Options Granted

	2011	2010	2009

Risk-free interest rate	2.2%	2.5%	2.0%
Dividend yield	2.2%	2.2%	2.3%
Expected life in years	4.1	4.1	4.1
Expected volatility	45.0%	42.0%	34.0%

Schedule Of Number Of Restricted Stock Units

RSUs	2011	2010	2009

Outstanding at beginning of year	360,928	351,659	234,259
Granted	64,599	102,120	201,766
Shares issued	(84,294)	(83,243)	(70,364)
Cancelled/Forfeited/Expired	(21,111)	(9,608)	(14,002)
Outstanding at end of year	320,122	360,928	351,659

Schedule Of Number Of Stock Options

STOCK OPTIONS	Number of options	Weighted average exercise price

Outstanding at Dec 31, 2008	1,213,977	$45.05
Granted	605,300	16.31
Exercised	(36,085)	18.12
Cancelled/Forfeited/Expired	(196,574)	39.31
Outstanding at Dec 31, 2009	1,586,618	$35.41
Granted	303,960	44.80
Exercised	(717,837)	30.90
Cancelled/Forfeited/Expired	(16,775)	53.96
Outstanding at Dec 31, 2010	1,155,966	$40.31
Granted	193,833	72.95
Exercised	(244,218)	40.32
Cancelled/Forfeited/Expired	(32,579)	38.38
Outstanding at Dec 31, 2011	1,073,002	$46.26

Schedule Of Options Excercisable

OPTIONS EXERCISABLE

At December 31, 2009	1,003,818	$46.50
At December 31, 2010	854,056	$38.73
At December 31, 2011	886,605	$40.65

Stock Options [Member]
Schedule Of Stock Option Plans

RANGE OF EXERCISE PRICES	Number outstanding	Remaining contract life (in years)	Weighted average exercise price

$16.31 – $19.96	198,950	6.54	$16.62
$21.36 – $29.37	34,700	1.00	21.36
$40.26 – $49.60	410,830	5.67	45.50
$51.67 – $72.95	428,522	7.22	62.68

	1,073,002	6.30	$46.26

Stock Options Outstanding [Member]
Schedule Of Stock Option Plans

RANGE OF EXERCISE PRICES	Number exercisable	Remaining contract life (in years)	Weighted average exercise price

$16.31 – $19.96	198,950	6.54	$16.62
$21.36 – $29.37	34,700	1.00	21.36
$40.26 – $49.60	410,830	5.67	45.50
$51.67 – $72.95	242,125	5.74	54.95

	886,605	5.70	$40.65